Balance Sheets (Parenthetical) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
Temporary equity, shares authorized	759,139				1,490,880	11,500,000
Temporary equity, redemption price per share	$ 10.97				$ 10.72	$ 10.26
Preferred stock, par value	$ 0.0001				$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000				10,000,000	10,000,000
Preferredstock, shares issued	0				0	0
Preferred stock, shares outstanding	0				0	0
Common stock,par value	$ 0.0001				$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000				100,000,000	100,000,000
Common stock, shares issued	4,249,090				4,249,090	4,249,090
Common stock, shares outstanding	4,249,090				4,249,090	4,249,090
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
Common stock,par value	$ 0	$ 0	$ 0	$ 0
Common stock, shares issued	26,939,850	22,271,250	26,939,850	21,351,250
Common stock, shares outstanding	26,939,850	22,271,250	26,939,850	21,351,250
Common stock, shares authorized	Unlimited	Unlimited	Unlimited	Unlimited